Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Physical platinum bullion	$ 70,967	$ 68,153
Physical palladium bullion	$ 43,126	33,199
Percent value of net assets of the trust	0.50%
Capital losses available for tax purposes	$ 463	477
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (33)	$ (25)
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Physical platinum	44.30%	39.20%
Physical palladium	55.40%	60.50%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of platinum and palladium	1.00%
Increase (decrease) in equity	$ 1,400	$ 1,300
Percentage decrease in market value of platinum and palladium	1.00%